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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22167

Allianz Funds Multi-Strategy Trust

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York	10105
(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna

1345 Avenue of the Americas New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: November 30, 2009

Date of reporting period: February 28, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedules of Investments

Allianz Funds Multi-Strategy Trust
Allianz Global Investors Solutions 2015 Fund
Allianz Global Investors Solutions 2020 Fund
Allianz Global Investors Solutions 2030 Fund
Allianz Global Investors Solutions 2040 Fund
Allianz Global Investors Solutions 2050 Fund
Allianz Global Solutions Retirement Income Fund
Allianz NACM Global Equity 130/30 Fund
Allianz NACM International Growth Fund
Allianz RCM All Horizons Fund
Allianz RCM Disciplined Equity Fund
Allianz RCM Global EcoTrendsSM Fund
Allianz RCM Global Water Fund
Allianz RCM International Opportunities Fund

Allianz Global Investors Solutions 2015 Fund Schedule of Investments

February 28, 2009 (unaudited)

	Shares	Value*
ALLIANZ FUNDS (a)(b)—10.9%
NACM Income & Growth	20,753	$175,364
NFJ Dividend Value	9,453	69,010
NFJ International Value	2,183	24,561
NFJ Small-Cap Value	2,937	47,461

Total Allianz Funds (cost—$360,607)		316,396

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—2.4%
RCM Disciplined Equity (cost—$80,995)	7,887	70,033

NICHOLAS APPLEGATE INSTITUTIONAL FUNDS (a)(b)—3.3%
Emerging Markets	11,070	51,919
International Growth Opportunities	2,738	45,091

Total Nicholas Applegate Institutional Funds (cost—$111,005)		97,010

PIMCO FUNDS (a)(b)—82.8%
CommodityRealReturn Strategy	15,000	87,600
Diversified Income	8,854	73,844
Foreign Bond (U.S. Dollar-Hedged)	10,004	90,834
Income	29,852	253,142
Investment Grade Corporate Bond	21,734	208,647
Real Return	74,236	700,044
Real Estate Real Return Strategy (c)	20,979	39,440
Short-Term	45,981	430,381
Total Return	51,826	518,781

Total PIMCO Funds (cost—$2,456,463)		2,402,713

Total Investments (cost—$3,009,070)—99.4%		2,886,152

Other assets less liabilities—0.6%		17,262

Net Assets—100.0%		$2,903,414

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class shares of each fund.
(c)	Non-income producing.

Allianz Global Investors Solutions 2020 Fund Schedule of Investments

February 28, 2009 (unaudited)

	Shares	Value*
ALLIANZ FUNDS (a)(b)—12.6%
NACM Income & Growth	17,294	$146,131
NFJ Dividend Value	13,235	96,619
NFJ International Value	2,183	24,561
NFJ Small-Cap Value	3,400	54,950
OCC Growth (c)	2,592	40,484

Total Allianz Funds (cost—$419,994)		362,745

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—2.3%
RCM Disciplined Equity (cost—$74,999)	7,303	64,848

NICHOLAS APPLEGATE INSTITUTIONAL FUNDS (a)(b)—5.0%
Emerging Markets	18,819	88,261
International Growth Opportunities	3,382	55,702

Total Nicholas Applegate Institutional Funds (cost—$165,006)		143,963

PIMCO FUNDS (a)(b)—79.8%
CommodityRealReturn Strategy	19,354	113,030
Diversified Income	12,396	103,383
Foreign Bond (U.S. Dollar-Hedged)	11,004	99,913
Income	26,364	223,566
Investment Grade Corporate Bond	21,734	208,647
Real Return	55,865	526,805
Real Estate Real Return Strategy (c)	20,979	39,440
Short-Term	19,706	184,448
Total Return	78,830	789,088

Total PIMCO Funds (cost—$2,349,627)		2,288,320

Total Investments (cost—$3,009,626)—99.7%		2,859,876

Other assets less liabilities—0.3%		7,491

Net Assets—100.0%		$2,867,367

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class shares of each fund.
(c)	Non-income producing.

Allianz Global Investors Solutions 2030 Fund Schedule of Investments

February 28, 2009 (unaudited)

	Shares	Value*
ALLIANZ FUNDS (a)(b)—19.5%
NACM Growth	9,453	$81,205
NACM Income & Growth	15,564	131,519
NFJ Dividend Value	14,811	108,120
NFJ International Value	6,551	73,695
NFJ Small-Cap Value	5,565	89,923
OCC Growth (c)	3,456	53,983

Total Allianz Funds (cost—$626,709)		538,445

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—7.7%
RCM Disciplined Equity	18,111	160,823
RCM International Opportunities	6,623	53,380

Total Allianz Funds Multi-Strategy Trust (cost—$250,834)		214,203

NICHOLAS APPLEGATE INSTITUTIONAL FUNDS (a)(b)—10.7%
Emerging Markets	27,676	129,798
International Growth Opportunities	4,831	79,571
U.S. Emerging Growth (c)	13,896	86,018

Total Nicholas Applegate Institutional Funds (cost—$342,006)		295,387

PIMCO FUNDS (a)(b)—61.8%
CommodityRealReturn Strategy	24,194	141,292
Diversified Income	15,016	125,237
Emerging Markets Bond	14,415	118,204
Foreign Bond (U.S. Dollar-Hedged)	11,671	105,968
High Yield	18,379	118,362
Investment Grade Corporate Bond	21,734	208,647
Real Return	32,424	305,761
Real Estate Real Return Strategy (c)	41,958	78,881
Total Return	50,399	504,494

Total PIMCO Funds (cost—$1,786,364)		1,706,846

Total Investments (cost—$3,005,913)—99.7%		2,754,881

Other assets less liabilities—0.3%		7,156

Net Assets—100.0%		$2,762,037

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class shares of each fund.
(c)	Non-income producing.

Allianz Global Investors Solutions 2040 Fund Schedule of Investments

February 28, 2009 (unaudited)

	Shares	Value*
ALLIANZ FUNDS (a)(b)—36.7%
NACM Growth	13,550	$116,395
NACM Income & Growth	24,212	204,589
NFJ Dividend Value	26,220	191,404
NFJ International Value	13,100	147,378
NFJ Small-Cap Value	10,046	162,345
OCC Growth (c)	9,505	148,465

Total Allianz Funds (cost—$1,132,810)		970,576

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—11.1%
RCM Disciplined Equity	19,279	171,201
RCM International Opportunities	15,138	122,011

Total Allianz Funds Multi-Strategy Trust (cost—$346,199)		293,212

NICHOLAS APPLEGATE INSTITUTIONAL FUNDS (a)(b)—15.6%
Emerging Markets	31,549	147,967
International Growth Opportunities	8,373	137,905
U.S. Emerging Growth (c)	20,436	126,500

Total Nicholas Applegate Institutional Funds (cost—$476,990)		412,372

PIMCO FUNDS (a)(b)—36.3%
Commodity RealReturn Strategy	29,032	169,548
Diversified Income	18,417	153,597
Emerging Markets Bond	21,024	172,397
High Yield	13,784	88,767
Investment Grade Corporate Bond	29,936	287,383
Real Estate Real Return Strategy (c)	47,203	88,742

Total PIMCO Funds (cost—$1,044,988)		960,434

Total Investments (cost—$3,000,987)—99.7%		2,636,594

Other assets less liabilities—0.3%		7,625

Net Assets—100.0%		$2,644,219

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class shares of each fund.
(c)	Non-income producing.

Allianz Global Investors Solutions 2050 Fund Schedule of Investments

February 28, 2009 (unaudited)

	Shares	Value*
ALLIANZ FUNDS (a)(b)—36.7%
NACM Growth	13,550	$116,395
NACM Income & Growth	24,212	204,589
NFJ Dividend Value	26,536	193,710
NFJ International Value	13,100	147,378
NFJ Small-Cap Value	10,046	162,344
OCC Growth (c)	9,332	145,769

Total Allianz Funds (cost—$1,132,819)		970,185

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—11.2%
RCM Disciplined Equity	19,572	173,798
RCM International Opportunities	15,138	122,011

Total Allianz Funds Multi-Strategy Trust (cost—$349,203)		295,809

NICHOLAS APPLEGATE INSTITUTIONAL FUNDS (a)(b)—15.9%
Emerging Markets	33,210	155,757
International Growth Opportunities	8,373	137,905
U.S. Emerging Growth (c)	20,436	126,500

Total Nicholas Applegate Institutional Funds (cost—$485,993)		420,162

PIMCO FUNDS (a)(b)—35.9%
Commodity RealReturn Strategy	31,452	183,679
Diversified Income	18,770	156,544
Emerging Markets Bond	21,024	172,397
High Yield	9,189	59,178
Investment Grade Corporate Bond	29,936	287,383
Real Estate Real Return Strategy (c)	47,203	88,742

Total PIMCO Funds (cost—$1,032,513)		947,923

Total Investments (cost—$3,000,528)—99.7%		2,634,079

Other assets less liabilities—0.3%		7,819

Net Assets—100.0%		$2,641,898

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class shares of each fund.
(c)	Non-income producing.

Allianz Global Investors Solutions Retirement Income Fund Schedule of Investments

February 28, 2009 (unaudited)

	Shares	Value*
ALLIANZ FUNDS (a)(b)—11.2%
NACM Income & Growth	27,670	$233,814
NFJ Dividend Value	6,303	46,011
NFJ International Value	2,183	24,561
NFJ Small-Cap Value	1,546	24,976

Total Allianz Funds (cost—$364,804)		329,362

ALLIANZ FUNDS MULTI-STRATEGY TRUST (a)(b)—0.9%
RCM Disciplined Equity
(cost—$30,002)	2,921	25,941

NICHOLAS APPLEGATE INSTITUTIONAL FUNDS (a)(b)—2.7%
Emerging Markets	11,070	51,919
International Growth Opportunities	1,610	26,518

Total Nicholas Applegate Institutional Funds (cost—$89,996)		78,437

PIMCO FUNDS (a)(b)—84.9%
Commodity RealReturn Strategy	9,678	56,518
Diversified Income	7,084	59,079
Income	21,132	179,201
Investment Grade Corporate Bond	21,734	208,647
Real Return	81,838	771,732
Real Estate Real Return Strategy (c)	10,490	19,720
Short-Term	75,540	707,058
Total Return	48,982	490,312

Total PIMCO Funds (cost—$2,525,351)		2,492,267

Total Investments (cost—$3,010,153)—99.7%		2,926,007

Other assets less liabilities—0.3%		7,850

Net Assets—100.0%		$2,933,857

Notes to Schedule of Investments:

(a)	Affiliated fund.
(b)	Institutional Class shares of each fund.
(c)	Non-income producing.

Allianz NACM Global Equity 130/30 Fund Schedule of Investments

February 28, 2009 (unaudited)

	Shares	Value*
COMMON STOCK—100.0%
Australia—3.2%
BHP Billiton Ltd.	830	$14,946
Cochlear Ltd.	739	25,004
Incitec Pivot Ltd.	20,447	27,855
Rio Tinto Ltd.	757	22,273

		90,078

Bermuda—2.5%
Allied World Assurance Co. Holdings Ltd.	800	30,728
PartnerRe Ltd.	200	12,380
RenaissanceRe Holdings Ltd.	600	27,018

		70,126

Brazil—0.6%
Companhia Vale do Rio Doce ADR	1,300	16,757

Canada—1.2%
Potash Corp. Of Saskatchewan, Inc.	400	33,588

China—0.6%
Anhui Conch Cement Co., Ltd. (b)	4,000	16,600

Denmark—1.9%
Novo Nordisk AS ADR	1,100	53,262

France—2.2%
Alstom S.A.	269	12,622
BNP Paribas	332	10,752
Gaz De France	815	25,738
Vallourec S.A.	158	12,298

		61,410

Germany—4.6%
E.ON AG	588	15,032
Fresenius Medical Care AG & Co. KGaA	780	31,802
Morphosys AG (b)	1,500	27,389
RWE AG	253	15,891
SAP AG	1,161	37,144

		127,258

Hong Kong—1.6%
Hong Kong Electric Holdings	7,000	43,159

Ireland—0.6%
Icon PLC ADR (b)	800	16,416

Israel—1.4%
Teva Pharmaceutical Industries Ltd. ADR	900	40,122

Japan—16.1%
Capcom Co., Ltd.	1,000	18,984
East Japan Railway Co.	200	11,977
EPS Co., Ltd.	8	32,525
Japan Steel Works Ltd.	4,000	35,932
Japan Tobacco, Inc.	6	14,312
Mitsubishi UFJ Financial Group, Inc.	6,900	31,172
Mizuho Financial Group, Inc.	6,000	11,309
Nintendo Co., Ltd.	300	85,650
Nitori Co., Ltd.	400	21,181
Nomura Holdings, Inc.	2,100	8,677
Osaka Gas Co., Ltd.	8,000	28,604
Secom Co., Ltd.	400	13,727
Sumitomo Mitsui Financial Group, Inc.	1,000	31,701
T&D Holdings, Inc.	550	12,310
Tokio Marine Holdings, Inc.	500	11,355
Toyo Tanso Co., Ltd.	600	18,392
Unicharm Corp.	300	19,599
Unicharm Petcare Corp.	600	18,436
West Japan Railway Co.	7	24,796

		450,639

Netherlands—1.4%
Royal KPN NV	3,127	40,006

Switzerland—6.7%
ACE Ltd.	700	25,557
Nestle S.A.	1,243	40,634
Roche Holdings AG	370	42,001
Syngenta AG	110	23,516
Synthes, Inc.	308	35,742
Transocean Ltd. (b)	300	17,931

		185,381

Allianz NACM Global Equity 130/30 Fund Schedule of Investments

February 28, 2009 (unaudited) (continued)

	Shares	Value*
Taiwan—0.5%
Taiwan Semi-conductor Manufacturing Co., Ltd. ADR	1,914	$14,432

United Kingdom—7.4%
BG Group PLC	1,415	20,227
British American Tobacco PLC	1,892	48,360
Diageo PLC	3,149	36,312
HSBC Holdings PLC	2,800	19,908
Imperial Tobacco Group PLC	1,078	25,809
SSL International PLC	5,594	38,504
Unilever PLC	859	16,594

		205,714

United States—47.5%
Apple, Inc. (b)	400	35,724
Bank of New York Mellon Corp.	2,600	57,642
Cisco Systems, Inc. (b)	1,100	16,027
Coca-Cola Co.	600	24,510
Exelon Corp.	700	33,054
Exxon Mobil Corp. (c)	900	61,110
FirstEnergy Corp.	500	21,280
FPL Group, Inc.	500	22,665
Genentech, Inc. (b)	800	68,440
General Dynamics Corp.	600	26,292
Genzyme Corp. (b)	400	24,372
Hess Corp.	400	21,876
Hewlett-Packard Co.	550	15,966
Hill-Rom Holdings, Inc.	2,100	20,622
Intel Corp.	1,100	14,014
International Business Machines Corp. (c)	700	64,421
Johnson & Johnson (c)	500	25,000
JPMorgan Chase & Co.	1,500	34,275
Kellogg Co.	600	23,352
Life Technologies Corp. (b)	500	14,575
Lockheed Martin Corp.	500	31,555
MasterCard, Inc., Class A (c)	100	15,803
McDonald's Corp.	600	31,350
Merck & Co., Inc.	1,300	31,460
Microsoft Corp. (c)	2,300	37,145
Monsanto Co.	400	30,508
National-Oilwell Varco, Inc. (b)	1,000	26,730
Northern Trust Corp.	1,350	74,993
Occidental Petroleum Corp.	400	20,748
Oracle Corp. (b)	3,200	49,728
Philip Morris International, Inc.	700	23,429
Praxair, Inc.	500	28,375
Precision Castparts Corp.	500	27,715
Procter & Gamble Co. (c)	900	43,353
QUALCOMM, Inc.	700	23,401
Schering-Plough Corp.	2,600	45,214
Texas Instruments, Inc.	1,000	14,350
Thermo Fisher Scientific, Inc. (b)	1,500	54,390
URS Corp. (b)	500	15,460
Valero Energy Corp.	1,000	19,380
Wells Fargo & Co.	2,400	29,040
XTO Energy, Inc.	900	28,494

		1,327,838

Total Common Stock (cost—$4,169,071)		2,792,786

PREFERRED STOCK—0.3%
Germany—0.3%
Porsche AG (cost—$27,505)	188	7,673

Total Investments (cost—$4,196,576) (a)—100.3%		2,800,459

Liabilities in excess of other assets—(0.3)%		(7,401)

Net Assets—100.0%		$2,793,058

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $1,184,430, representing 42.4% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.
(c)	All or partial amount segregated as collateral for future contracts.

Glossary:

ADR—American Depositary Receipt

Allianz NACM Global Equity 130/30 Fund Schedule of Investments

February 28, 2009 (unaudited) (continued)

Other Investments:

(1)	Futures contracts outstanding at February 28, 2009:

Type	Contracts	Market Value (000)	Expiration Date	Unrealized Appreciation (Depreciation)
Long: MSCI EAFE Index	3	$147	3/20/09	$(28,078)
S&P 500 Index	2	73	3/20/09	(15,483)
Short: Dow Jones STOXX 50 Index	(2)	(40)	3/20/09	13,327
FTSE 100 Index	(1)	(38)	3/20/09	7,714
Russell 1000 Index	(3)	(120)	3/20/09	23,583

				$1,063

Allianz NACM International Growth Fund Schedule of Investments

February 28, 2009 (unaudited)

	Shares	Value*
COMMON STOCK—91.0%
Australia—6.7%
BHP Billiton Ltd.	2,284	$41,127
BHP Billiton Ltd. ADR	500	18,210
Cochlear Ltd.	1,259	42,598
CSL Ltd.	5,873	135,821
Incitec Pivot Ltd.	38,312	52,193
Rio Tinto Ltd.	1,290	37,956
Woolworths Ltd.	1,793	29,794

		357,699

Brazil—1.0%
Companhia Vale do Rio Doce ADR	4,300	55,427

Canada—1.6%
Potash Corp. of Saskatchewan, Inc.	400	33,588
Rogers Communications, Inc., Class B	2,145	50,447

		84,035

China—1.4%
Anhui Conch Cement Co., Ltd. (b)	12,000	49,800
China Railway Group Ltd. (b)	47,200	25,673

		75,473

Denmark—1.9%
Novo Nordisk A/S, Class B	2,100	102,256

Finland—0.4%
Outotec OYJ	1,410	20,970

France—6.5%
Alstom S.A.	1,625	76,251
BNP Paribas	772	25,001
Electricite de France	292	11,316
France Telecom SA	1,100	24,582
France Telecom SA ADR	200	4,490
Gaz De France (b)	2,976	93,981
Total S.A.	1,590	74,701
Total S.A. ADR	100	4,720
Vallourec S.A.	230	17,902
Veolia Environnement	526	11,297

		344,241

Germany—8.8%
Bayer AG	1,183	56,655
Deutsche Telekom AG	3,748	45,065
Deutsche Telekom AG ADR	800	9,592
E.ON AG	2,389	61,074
E.ON AG ADR	500	12,840
Fresenius Medical Care AG & Co. KGaA	1,489	60,710
Rhoen Klinikum AG	1,992	37,234
RWE AG	641	40,262
RWE AG ADR	200	12,612
SAP AG	1,780	56,948
SAP AG ADR	400	12,856
Siemens AG	703	35,276
Stada Arzneimittel AG	1,542	25,792

		466,916

Allianz NACM International Growth Fund Schedule of Investments

February 28, 2009 (unaudited) (continued)

	Shares	Value*
Hong Kong—3.9%
China Mobile Ltd.	3,500	$30,408
Hong Kong Electric Holdings	12,000	73,986
Sun Hung Kai Properties Ltd.	9,000	69,806
Wharf Holdings Ltd.	15,000	31,334

		205,534

Ireland—0.9%
Icon PLC ADR (b)	2,400	49,248

Israel—1.6%
Teva Pharmaceutical Industries Ltd. ADR	1,900	84,702

Italy—2.3%
Finmeccanica SpA	2,131	27,156
Saipem SpA	4,102	63,375
Snam Rete Gas SpA	6,788	33,634

		124,165

Japan—23.7%
Capcom Co., Ltd.	1,500	28,475
East Japan Railway Co.	1,100	65,877
Honda Motor Co., Ltd.	2,300	54,999
Japan Steel Works Ltd.	8,600	77,254
Japan Tobacco, Inc.	19	45,320
KDDI Corp.	7	36,671
Kirin Brewery Co., Ltd.	500	4,826
Mitsubishi Corp.	5,700	70,917
Mitsubishi Electric Corp.	7,100	28,050
Mitsubishi Estate Co., Ltd.	4,100	41,316
Mitsubishi UFJ Financial Group, Inc.	17,800	80,414
Mizuho Financial Group, Inc.	17,800	33,549
Nintendo Co., Ltd.	400	114,200
Nitori Co., Ltd.	700	37,066
Nomura Holdings, Inc.	7,000	28,922
Osaka Gas Co., Ltd.	14,400	51,487
Secom Co., Ltd.	500	17,159
Sumitomo Mitsui Financial Group, Inc.	2,223	70,472
T&D Holdings, Inc.	1,300	29,095
Takeda Pharmaceutical Co., Ltd.	1,300	52,507
Tokio Marine Holdings, Inc.	1,400	31,795
Tokyo Electric Power Co., Inc.	2,600	73,398
Toyo Tanso Co., Ltd.	1,500	45,981
Toyota Motor Corp.	1,200	38,436
Toyota Motor Corp. ADR	500	31,570

Allianz NACM International Growth Fund Schedule of Investments

February 28, 2009 (unaudited) (continued)

	Shares	Value*
Unicharm Corp.	400	$26,132
West Japan Railway Co.	14	49,592

		1,265,480

Netherlands—1.7%
Koninklijke KPN NV ADR	1,200	15,384
Royal KPN NV	5,812	74,358

		89,742

Spain—0.9%
Iberdrola S.A.	3,854	25,063
Telefonica S.A.	1,279	23,539

		48,602

Switzerland—9.5%
ACE Ltd.	2,000	73,020
Julius Baer Holding AG	402	9,266
Nestle S.A.	2,567	83,917
Roche Holdings AG	1,156	131,226
Syngenta AG	364	77,815
Synthes, Inc.	815	94,577
Transocean Ltd. (b)	600	35,862

		505,683

United Kingdom—18.2%
BG Group PLC	4,584	65,525
BP PLC	8,234	52,457
BP PLC ADR	300	11,508
British American Tobacco PLC	6,690	170,999
Centrica PLC	10,033	38,584
Diageo PLC	6,001	69,199
HSBC Holdings PLC	3,600	25,596
Imperial Tobacco Group PLC	3,043	72,855
International Power PLC	17,827	60,281
Reckitt Benckiser Group PLC	2,002	76,608
Royal Dutch Shell PLC, Class A	2,328	51,110
Royal Dutch Shell PLC ADR	300	13,191
SSL International PLC	7,742	53,288
Standard Chartered PLC	7,000	66,350
Unilever PLC	2,042	39,447
Vodafone Group PLC	34,995	62,007
Vodafone Group PLC ADR	700	12,425
Wellstream Holdings PLC	4,790	31,099

		972,529

Total Common Stock (cost—$5,724,021)		4,852,702

PREFERRED STOCK—1.5%
Brazil—0.9%
Usinas Siderurgicas de Minas Gerais S.A.	4,300	46,625

Germany—0.6%
Henkel KGaA	1,337	31,435

Total Preferred Stock (cost—$98,645)		78,060

	Principal Amount (000s)
Repurchase Agreement—19.8%
State Street Bank & Trust Co., dated 2/27/09, 0.10%, due 3/2/09, proceeds $1,059,009; collateralized by U.S. Treasury Bills, 0.234% due 5/14/09, valued at $1,084,458 including accrued interest (cost—$1,059,000)	$1,059	1,059,000

Total Investments (cost—$6,881,666) (a)—112.3%		5,989,762

Liabilities in excess of other assets—(12.3)%		(656,091)

Net Assets—100.0%		$5,333,671

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $4,342,445, representing 81.4% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Allianz RCM All Horizons Fund Schedule of Investments

February 28, 2009 (unaudited)

	Shares	Value*
COMMON STOCK—89.2%
Australia—6.9%
BHP Billiton Ltd.	1,492	$26,866
CSL Ltd.	1,325	30,642
QBE Insurance Group Ltd.	1,744	20,947

		78,455

Canada—14.2%
Bank of Nova Scotia	762	17,196
Canadian Natural Resources Ltd.	899	28,902
Loblaw Cos. Ltd.	948	23,219
Nexen, Inc.	1,126	15,383
Potash Corp. Of Saskatchewan, Inc.	428	35,924
Silver Standard Resources, Inc. (b)	540	8,149
TransCanada Corp.	1,359	33,008

		161,781

China—2.7%
China Life Insurance Co., Ltd.	11,000	30,427

Germany—5.1%
BASF	1,187	32,718
E.ON AG	997	25,488

		58,206

Hong Kong—5.6%
China Mobile Ltd.	3,500	30,408
CNOOC Ltd.	39,000	33,526

		63,934

Japan—4.7%
Mitsui OSK Lines Ltd.	5,000	25,343
Nintendo Co., Ltd.	100	28,550

		53,893

Switzerland—2.3%
Nestle S.A.	799	26,120

United Kingdom—10.8%
AstraZeneca PLC	508	16,109
BG Group PLC	2,026	28,960
Centrica PLC	9,060	34,842
Inmarsat PLC	3,849	23,592
Unilever PLC	965	18,642

		122,145

United States—36.9%
Biogen Idec, Inc. (b)	319	14,687
Cisco Systems, Inc. (b)	1,601	23,327
Entergy Corp.	309	20,823
Exxon Mobil Corp.	409	27,771
Genentech, Inc. (b)	625	53,469
Goldman Sachs Group, Inc. (b)	197	17,943
Hewlett-Packard Co.	1,466	42,558
Intel Corp.	2,827	36,016
JPMorgan Chase & Co.	1,126	25,729
Marathon Oil Corp.	1,252	29,134
Philip Morris International, Inc.	727	24,333
QUALCOMM, Inc.	1,421	47,504
Thermo Fisher Scientific, Inc. (b)	744	26,977
Verizon Communications, Inc.	1,027	29,300

		419,571

Total Common Stock (cost—$1,374,404)		1,014,532

	Principal Amount (000s)
Repurchase Agreement—15.8%
State Street Bank & Trust Co., dated 2/27/09, 0.10%, due 3/2/09, proceeds $180,002; collateralized by U.S. Treasury Bills, 0.234%, due 5/14/09, valued at $184,908 including accrued interest (cost—$180,000)	$180	180,000

Total Investments (cost—$1,554,404) (a)—105.0%		1,194,532

Liabilities in excess of other assets—(5.0)%		(57,409)

Net Assets—100.0%		$1,137,123

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $433,180, representing 38.1% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Allianz RCM Disciplined Equity Fund Schedule of Investments

February 28, 2009 (unaudited)

	Shares	Value*
COMMON STOCK—101.7%
Aerospace—7.6%
Boeing Co.	2,440	$76,714
L-3 Communications Holdings, Inc.	880	59,532
Lockheed Martin Corp.	660	41,652
Raytheon Co.	710	28,379

		206,277

Banking—1.0%
Bank of America Corp.	3,600	14,220
Wells Fargo & Co.	1,000	12,100

		26,320

Chemicals—2.1%
Air Products & Chemicals, Inc.	1,260	58,275

Consumer Discretionary—0.4%
Harley-Davidson, Inc.	960	9,696

Consumer Products—3.3%
Procter & Gamble Co.	1,830	88,151

Consumer Services—1.4%
Omnicom Group, Inc.	1,600	38,448

Consumer Staples—0.7%
Archer-Daniels-Midland Co.	680	18,129

Diversified Manufacturing—2.3%
General Electric Co.	7,300	62,123

Financial Services—4.6%
American Express Co.	960	11,578
Goldman Sachs Group, Inc.	585	53,282
JPMorgan Chase & Co.	1,950	44,557
Legg Mason, Inc.	1,100	14,113

		123,530

Food & Beverage—2.5%
PepsiCo, Inc.	1,410	67,877

Healthcare & Hospitals—20.0%
Amgen, Inc. (a)	1,220	59,694
Genentech, Inc. (a)	2,040	174,522
Genzyme Corp. (a)	430	26,200
Johnson & Johnson	3,150	157,500
Medtronic, Inc.	2,640	78,118
Varian Medical Systems, Inc. (a)	1,510	46,070

		542,104

Hotels/Gaming—0.5%
Starwood Hotels & Resorts Worldwide, Inc.	1,230	14,256

Insurance—3.1%
Chubb Corp.	1,030	40,211
MetLife, Inc.	1,530	28,244
Travelers Cos., Inc.	440	15,906

		84,361

Metals & Mining—5.1%
Alcoa, Inc.	2,070	12,896
Caterpillar, Inc.	2,200	54,142
Freeport-McMoRan Copper & Gold, Inc. (a)	2,320	70,575

		137,613

Oil & Gas—12.3%
Cameron International Corp. (a)	2,460	47,429
Chevron Corp.	1,510	91,672
ConocoPhillips	820	30,627
National-Oilwell Varco, Inc. (a)	2,030	54,262
Schlumberger Ltd.	1,790	68,127
Weatherford International Ltd. (a)	3,930	41,933

		334,050

Allianz RCM Disciplined Equity Fund Schedule of Investments

February 28, 2009 (unaudited) (continued)

	Shares	Value*
Pharmaceuticals—2.6%
Pfizer, Inc.	3,900	$48,009
VCA Antech, Inc. (a)	1,090	22,661

		70,670

Retail—5.3%
Starbucks Corp. (a)	8,250	75,488
Walgreen Co.	2,805	66,927

		142,415

Semi-conductors—4.1%
Intel Corp.	5,070	64,592
Texas Instruments, Inc.	3,230	46,350

		110,942

Technology—14.1%
Adobe Systems, Inc. (a)	2,820	47,094
Apple, Inc. (a)	1,900	169,689
Autodesk, Inc. (a)	2,580	32,740
eBay, Inc. (a)	2,460	26,740
EMC Corp. (a)	4,930	51,765
Intuit, Inc. (a)	2,400	54,696

		382,724

Telecommunications—8.7%
Cisco Systems, Inc. (a)	5,020	73,141
Corning, Inc.	7,490	79,020
QUALCOMM, Inc.	620	20,727
Verizon Communications, Inc.	2,200	62,766

		235,654

Total Investments (cost—$4,163,062)—101.7%		2,753,615

Liabilities in excess of other assets—(1.7)%		(47,098)

Net Assets—100.0%		$2,706,517

Notes to Schedule of Investments:

(a)	Non-income producing.

Allianz RCM Global EcoTrendsSM Fund Schedule of Investments

February 28, 2009 (unaudited)

	Shares	Value*
COMMON STOCK—87.5%
Australia—2.4%
Sims Group Ltd.	168,894	$1,828,727

Austria—2.5%
Andritz AG	66,970	1,891,658

Belgium—0.6%
Hansen Transmissions International NV (b)	338,657	444,634

Denmark—7.0%
Novozymes A/S, Class B	33,075	2,441,191
Vestas Wind Systems A/S (b)	63,909	2,782,842

		5,224,033

Finland—1.5%
Fortum Oyj	39,929	685,770
Outotec Oyj	30,977	460,709

		1,146,479

France—6.1%
Alstom S.A.	22,514	1,056,440
Bureau Veritas S.A.	23,175	839,396
EDF Energies Nouvelles S.A.	41,610	1,434,820
Suez Environnement S.A. (b)	87,278	1,270,258

		4,600,914

Germany—4.9%
GEA Group AG	115,872	1,240,568
Interseroh AG	8,838	388,963
K & S AG	20,502	910,823
Rational AG	5,344	413,863
Siemens AG	13,747	689,816

		3,644,033

Hong Kong—1.3%
Guangdong Investment Ltd.	2,424,000	1,004,264

Italy—1.1%
Hera SpA	446,792	803,136

Japan—4.3%
Asahi Pretec Corp.	30,400	366,318
East Japan Railway Co.	13,700	820,461
Horiba Ltd.	34,100	550,891
Kurita Water Industries Ltd.	85,900	1,458,012

		3,195,682

Netherlands—0.6%
Arcadis NV	40,648	441,561

Philippines—1.6%
Manila Water Co., Inc.	2,384,800	519,324
PNOC Energy Development Corp.	13,120,475	659,178

		1,178,502

Portugal—1.5%
Energias de Portugal S.A.	354,736	1,120,578

Spain—10.9%
Acciona S.A.	6,001	589,262
Gamesa Corp. Tecnologica S.A.	302,687	3,992,276
Iberdrola Renovables S.A. (b)	878,830	3,542,045

		8,123,583

Sweden—0.8%
Atlas Copco AB, Class A	86,600	597,437

Switzerland—1.1%
ABB Ltd. (b)	67,602	816,041

United Kingdom—4.9%
Arriva PLC	61,343	378,549
Centrica PLC	209,034	803,874
Ceres Power Holdings PLC (b)	207,242	313,506
eaga PLC	362,509	724,255
RPS Group PLC	466,084	859,793
Spice PLC	1,082,010	602,356

		3,682,333

Allianz RCM Global EcoTrendsSM Fund Schedule of Investments

February 28, 2009 (unaudited) (continued)

	Shares	Value*
United States—34.4%
Covanta Holding Corp. (b)	160,424	$2,443,257
Danaher Corp.	35,204	1,786,955
Donaldson Co., Inc.	25,233	615,938
ESCO Technologies, Inc. (b)	19,755	642,235
First Solar, Inc. (b)	39,038	4,127,878
FPL Group, Inc.	34,523	1,564,928
Itron, Inc. (b)	21,474	959,029
Monsanto Co.	8,815	672,320
Nalco Holding Co.	186,271	2,117,901
Ormat Technologies, Inc.	20,742	532,862
Pall Corp.	44,170	1,049,921
Roper Industries, Inc.	18,317	757,408
Stericycle, Inc. (b)	99,650	4,781,207
Sunpower Corp., Class A (b)	29,478	822,141
Tetra Tech, Inc. (b)	65,538	1,468,051
Thermo Fisher Scientific, Inc. (b)	38,576	1,398,766

		25,740,797

Total Common Stock (cost—$111,378,603)		65,484,392

	Principal Amount (000s)
Repurchase Agreement—12.6%
State Street Bank & Trust Co., dated 2/27/09, 0.10%, due 3/2/09, proceeds $9,403,078; collateralized by Freddie Mac Discount Notes, 0.36%, due 4/17/09, valued at $9,595,200 including accrued interest (cost—$9,403,000)	$9,403	9,403,000

Total Investments (cost—$120,781,603) (a)—100.1%		74,887,392

Liabilities in excess of other assets—(0.1)%		(76,461)

Net Assets—100.0%		$74,810,931

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $39,743,595, representing 53.1% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Allianz RCM Global Water Fund Schedule of Investments

February 28, 2009 (unaudited)

	Shares	Value*
COMMON STOCK—90.9%
Austria—4.7%
Andritz AG	66,309	$1,872,987

Brazil—2.6%
Companhia de Saneamento Basico do Estado de Sao Paulo ADR (b)	51,743	1,030,721

France—12.0%
Suez Environnement S.A. (b)	132,035	1,921,658
Veolia Environnement	135,295	2,905,705

		4,827,363

Hong Kong—1.2%
Guangdong Investment Ltd.	1,149,810	476,367

Italy—3.8%
ACEA SpA	65,746	813,539
Hera SpA	390,558	702,052

		1,515,591

Japan—3.2%
Kurita Water Industries Ltd.	77,000	1,306,949

Philippines—0.8%
Manila Water Co.	1,426,815	310,709

Singapore—0.3%
Epure International Ltd.	825,000	141,664

Switzerland—10.0%
Geberit AG	45,109	4,040,589

United Kingdom—17.1%
Northumbrian Water Group PLC	290,659	915,468
Pennon Group PLC	240,179	1,481,462
Severn Trent PLC	105,758	1,639,347
United Utilities Group PLC	392,354	2,834,865

		6,871,142

United States—35.2%
American States Water Co.	12,240	410,652
American Water Works Co., Inc.	13,138	243,710
Aqua America, Inc.	89,411	1,645,162
California Water Service Group	13,540	531,580
Danaher Corp.	59,381	3,014,180
IDEX Corp.	20,830	402,436
ITT Corp.	75,639	2,825,117
Nalco Holding Co.	111,012	1,262,206
Pentair, Inc.	53,779	1,122,368
Roper Industries, Inc.	15,278	631,745
Tetra Tech, Inc. (b)	31,351	702,262
Valmont Industries, Inc.	9,601	418,220
Watts Water Technologies, Inc., Class A	53,462	907,250

		14,116,888

Total Common Stock (cost—$61,825,356)		36,510,970

	Principal Amount (000s)
Repurchase Agreement—6.8%
State Street Bank & Trust Co., dated 2/27/09, 0.10%, due 3/2/09, proceeds $2,714,023; collateralized by U.S. Treasury Bills, 0.234% due 5/14/09, valued at $2,768,615 including accrued interest (cost—$2,714,000)	$2,714	2,714,000

Total Investments (cost—$64,539,356) (a)—97.7%		39,224,970

Other assets less liabilities—2.3%		920,100

Net Assets—100.0%		$40,145,070

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $21,363,361, representing 53.2% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

Allianz RCM International Opportunities Fund Schedule of Investments

February 28, 2009 (unaudited)

	Shares	Value*
COMMON STOCK—95.8%
Australia—3.3%
CSL Ltd.	2,036	$47,086
QBE Insurance Group Ltd.	2,940	35,311

		82,397

Belgium—1.2%
Anheuser-Busch InBev NV	1,073	29,321

Brazil—3.8%
Banco Itau Holding Financeira S.A. ADR	4,100	37,638
Petroleo Brasileiro S.A. ADR	2,100	58,233

		95,871

Canada—1.4%
Shoppers Drug Mart Corp.	1,040	35,372

China—1.2%
China Life Insurance Co., Ltd.	11,000	30,427

Denmark—2.2%
Novo Nordisk AS, Class B	1,100	53,563

Finland—1.0%
Nokia Oyj	2,587	24,241

France—9.5%
BNP Paribas	1,337	43,299
LVMH Moet Hennessy Louis Vuitton S.A.	866	49,105
Total S.A.	1,958	91,990
Vinci S.A.	1,631	52,290

		236,684

Germany—7.0%
BAYER AG	1,817	87,017
E.ON AG	1,611	41,185
Muenchener Rueckversicherungs-Gesellschaft AG	378	45,972

		174,174

Greece—1.1%
National Bank of Greece S.A.	2,196	26,845

Hong Kong—1.0%
China Mobile Ltd.	3,000	26,064

Israel—1.3%
Teva Pharmaceutical Industries Ltd. ADR	700	31,206

Italy—1.4%
Saipem SpA	2,295	35,457

Japan—19.8%
East Japan Railway Co.	1,500	89,832
Ibiden Co., Ltd.	1,500	28,716
Komatsu Ltd.	2,900	29,692
Kubota Corp.	4,000	19,052
Mitsubishi Corp.	1,400	17,418
Mitsui Fudosan Co., Ltd.	4,000	40,184
Mitsui OSK Lines Ltd.	6,000	30,412
Mizuho Financial Group, Inc.	18,000	33,926
Nintendo Co., Ltd.	200	57,100
Shionogi & Co., Ltd.	2,000	32,478
Sumitomo Mitsui Financial Group, Inc.	1,400	44,382
Toyota Motor Corp.	2,200	70,465

		493,657

Netherlands—0.4%
ING Groep NV	2,287	10,338

Portugal—1.0%
Energias de Portugal S.A.	8,195	25,887

Spain—4.7%
Gamesa Corp. Tecnologica S.A.	1,534	20,232
Telefonica S.A.	5,206	95,812

		116,044

Allianz RCM International Opportunities Fund Schedule of Investments

February 28, 2009 (unaudited) (continued)

	Shares	Value*
Sweden—3.2%
Atlas Copco AB, Class A	5,323	$36,723
Hennes & Mauritz AB, Class B	1,128	41,842

		78,565

Switzerland—8.8%
ABB Ltd. (b)	3,567	43,058
Nestle S.A.	2,675	87,447
Roche Holdings AG	484	54,942
Syngenta AG	154	32,922

		218,369

Taiwan—2.1%
Taiwan Semi-conductor Manufacturing Co., Ltd. ADR	6,945	52,365

United Kingdom—20.4%
BG Group PLC	3,595	51,388
BHP Billiton PLC	4,127	64,319
Centrica PLC	9,396	36,134
Inmarsat PLC	10,590	64,911
Prudential PLC	10,439	41,605
Reckitt Benckiser Group PLC	2,108	80,664
Reed Elsevier PLC	7,098	53,026
Standard Chartered PLC	2,773	26,133
Vodafone Group PLC	43,864	77,722
Xstrata PLC	1,190	11,723

		507,625

Total Common Stock (cost—$4,057,327)		2,384,472

PREFERRED STOCK—2.3%
Germany—2.3%
Fresenius AG (cost—$88,417)	1,139	57,310

	Principal Amount (000s)
Repurchase Agreement—5.1%
State Street Bank & Trust Co., dated 2/27/09, 0.10%, due 3/2/09, proceeds $126,001; collateralized by U.S. Treasury Bills, 0.234%, due 5/14/09, valued at $129,935 including accrued interest (cost—$126,000)	$126	126,000

Total Investments (cost—$4,271,744) (a)—103.2%		2,567,782

Liabilities in excess of other assets—(3.2)%		(78,482)

Net Assets—100.0%		$2,489,300

Notes to Schedule of Investments:

(a)	Securities with an aggregate value of $2,226,968, representing 89.5% of net assets, were valued utilizing modeling tools provided by a third-party vendor.
(b)	Non-income producing.

Glossary:

ADR—American Depositary Receipt

* Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Funds’ investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the Net Asset Value (“NAV”) of the Funds’ shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the NAV may change on days when an investor is not able to purchase or sell shares.

The prices used by the Funds to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. Each Fund's NAV is normally determined daily as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities or other financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing securities, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the Funds’ NAV is calculated. With respect to certain foreign securities, the Funds may fair-value securities using modeling tools provided by a third-party vendor. The Funds have retained a statistical research service to assist in determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Funds for foreign securities may differ from the value realized from the sale of those securities and the difference could be material. Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine each Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by a Fund.

Fair Value Measurements–Effective December 1, 2007, the Trust adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the "exit price") in an orderly transaction between market participants. The three levels of the fair value hierarchy under SFAS 157 are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Funds have the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.), or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the three months ended February 28, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used at February 28, 2009 in valuing the Funds' investments carried at value:

	Allianz Global Investors Solutions 2015	Allianz Global Investors Solutions 2020	Allianz Global Investors Solutions 2030	Allianz Global Investors Solutions 2040	Allianz Global Investors Solutions 2050
	Investments in Securities	Investments in Securities	Investments in Securities	Investments in Securities	Investments in Securities
Valuation Inputs
Level 1 - Quoted Prices	$2,886,152	$2,859,876	$2,754,881	$2,636,594	$2,634,079
Level 2 - Other Significant Observable Inputs	—	—	—	—	—
Level 3 - Significant Unobservable Inputs	—	—	—	—	—

Total	$2,886,152	$2,859,876	$2,754,881	$2,636,594	$2,634,079

	Allianz Global Investors Solutions Retirement Income	NACM Global Equity 130/30		NACM International Growth	RCM All Horizons
	Investments in Securities	Investments in Securities	Other Financial Instruments	Investments in Securities	Investments in Securities
Valuation Inputs
Level 1 - Quoted Prices	$2,926,007	$1,616,029	$1,063	$588,317	$581,352
Level 2 - Other Significant Observable Inputs	—	1,184,430	—	5,401,445	613,180
Level 3 - Significant Unobservable Inputs	—	—	—	—	—

Total	$2,926,007	$2,800,459	$1,063	$5,989,762	$1,194,532

	RCM Disciplined Equity	RCM Global EcoTrendsSM	RCM Global Water	RCM International Opportunities

	Investments in Securities	Investments in Securities	Investments in Securities	Investments in Securities
Valuation Inputs
Level 1 - Quoted Prices	$2,753,615	$25,740,797	$15,147,609	$214,814
Level 2 - Other Significant Observable Inputs	—	49,146,595	24,077,361	2,352,968
Level 3 - Significant Unobservable Inputs	—	—	—	—

Total	$2,753,615	$74,887,392	$39,224,970	$2,567,782

Item 2.	Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Allianz Funds Multi-Strategy Trust

By:	/s/ E. Blake Moore, Jr.
President & Chief Executive Officer

Date: April 28, 2009

By:	/s/ Brian S. Shlissel
Treasurer, Principal Financial & Accounting Officer

Date: April 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ E. Blake Moore, Jr.
President & Chief Executive Officer

Date: April 28, 2009

By:	/s/ Brian S. Shlissel
Treasurer, Principal Financial & Accounting Officer

Date: April 28, 2009